Retirement Benefit Obligations - Summary of Average Duration and Scheme Composition (Detail) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Eurozone [member]
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	17.1	17.8	17.1
Active plan participants	71.00%	72.00%	63.00%
Deferred plan participants	9.00%	9.00%	12.00%
Retirees	20.00%	19.00%	25.00%
Switzerland [member]
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	16.4	17.2	18.6
Active plan participants	83.00%	84.00%	84.00%
Retirees	17.00%	16.00%	16.00%
United States and Canada [member]
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	12.1	12.2	13.1
Active plan participants	46.00%	40.00%	41.00%
Deferred plan participants	18.00%	16.00%	17.00%
Retirees	36.00%	44.00%	42.00%